CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

INSTITUTIONAL SHARES (Ticker Symbol - CEFIX)
INVESTOR SHARES (Ticker Symbol - CEFFX)

Supplement to Prospectus and Statement of Additional Information
Dated January 25, 2012

This Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2011, for the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds (the “Trust”), updates the Prospectus and the SAI to include revised information as described below.  For further information, please contact the Fund toll-free at 888-553-4233.  You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to Congressional Effect Fund c/o Matrix 360 Administration, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania, 19090-1904, or by calling the Fund toll-free at the number above.

The Trust and Congressional Effect Management, LLC, the Fund’s investment adviser (the “Adviser”), have agreed, effective January 9, 2012, to amend the Expense Limitation Agreement between the Trust and Adviser to reduce the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees, acquired fund fees and expenses, and extraordinary expenses) to 1.25% of the average daily net assets of the Fund.  Therefore, the following changes are made to the Prospectus and SAI:

On page 1 of the Prospectus, footnote 1 of the table captioned “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Congressional Effect Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.25%. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to May 1, 2013 without the Board of Trustees’ approval.

On page 20 of the SAI, the fourth paragraph under the “Management and Administration – Investment Adviser” section is deleted in its entirety and replaced with the following:

The Adviser will receive a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets.  In addition, the Adviser and the Fund have entered into an Expense

Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.25% of the average daily net assets of the Fund through May 1, 2013.  As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 1.25%, as indicated in the Prospectuses.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation. For the fiscal year ended December 31, 2010, the Adviser did not receive any management fee after waiving $81,688 of its fee and reimbursing the Fund in the amount of $53,056. For the fiscal year ended December 31, 2009, the Adviser did not receive any management fee after waiving $45,271 of its fee and reimbursing the Fund in the amount of $81,587. For the period from May 23, 2008 to December 31, 2008, the Adviser did not receive any management fee after waiving $7,418 of its fee.

Investors Should Retain This Supplement for Future Reference

CONGRESSIONAL EFFECT FAMILY OF FUNDS

CONGRESSIONAL EFFECT FUND

SERVICE SHARES (Ticker Symbol - CEFRX)

Supplement to Prospectus and Statement of Additional Information
Dated January 25, 2012

This Supplement to the Prospectus and Statement of Additional Information (“SAI”), each dated April 29, 2011, for the Congressional Effect Fund (the “Fund”), a series of Congressional Effect Family of Funds (the “Trust”), updates the Prospectus and the SAI to include revised information as described below.  For further information, please contact the Fund toll-free at 888-553-4233.  You may also obtain additional copies of the Fund’s Prospectus and SAI, free of charge, by writing to Congressional Effect Fund c/o Matrix 360 Administration, 630 Fitzwatertown Road, Building A, 2nd Floor, Willow Grove, Pennsylvania, 19090-1904, or by calling the Fund toll-free at the number above.

The Trust and Congressional Effect Management, LLC, the Fund’s investment adviser (the “Adviser”), have agreed, effective January 9, 2012, to amend the Expense Limitation Agreement between the Trust and Adviser to reduce the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees, acquired fund fees and expenses, and extraordinary expenses) to 1.25% of the average daily net assets of the Fund.  Therefore, the following changes are made to the Prospectus and SAI:

On page 1 of the Prospectus, footnote 1 of the table captioned “Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Congressional Effect Management, LLC (the “Adviser”) has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.25%. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.25% expense limitation. The current contractual agreement cannot be terminated prior to May 1, 2013 without the Board of Trustees’ approval.

On page 20 of the SAI, the fourth paragraph under the “Management and Administration – Investment Adviser” section is deleted in its entirety and replaced with the following:

The Adviser will receive a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets.  In addition, the Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions,

12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) to not more than 1.25% of the average daily net assets of the Fund through May 1, 2013.  As a result, the Fund’s “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage fees and commissions, 12b-1 fees, Acquired Fund Fees and Expenses, and extraordinary expenses) will be limited to 1.25%, as indicated in the Prospectuses.  It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation. For the fiscal year ended December 31, 2010, the Adviser did not receive any management fee after waiving $81,688 of its fee and reimbursing the Fund in the amount of $53,056. For the fiscal year ended December 31, 2009, the Adviser did not receive any management fee after waiving $45,271 of its fee and reimbursing the Fund in the amount of $81,587. For the period from May 23, 2008 to December 31, 2008, the Adviser did not receive any management fee after waiving $7,418 of its fee.

Investors Should Retain This Supplement for Future Reference